STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Series 47 [Member] Limited partner [Member]	Series 47 [Member] General Partner [Member]	Series 47 [Member]	Series 48 [Member] Limited partner [Member]	Series 48 [Member] General Partner [Member]	Series 48 [Member]	Series 49 [Member] Limited partner [Member]	Series 49 [Member] General Partner [Member]	Series 49 [Member]	Limited partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2019	$ (2,863,087)	$ (84,076)	$ (2,947,163)	$ (1,585,765)	$ (54,864)	$ (1,640,629)	$ (2,819,682)	$ (141,135)	$ (2,960,817)	$ (7,268,534)	$ (280,075)	$ (7,548,609)
Net income (loss)	50,276	126	50,402	201,512	505	202,017	(438,588)	(1,099)	(439,687)	(186,800)	(468)	(187,268)
Partners' capital (deficit) at Mar. 31, 2020	(2,812,811)	(83,950)	(2,896,761)	(1,384,253)	(54,359)	(1,438,612)	(3,258,270)	(142,234)	(3,400,504)	(7,455,334)	(280,543)	(7,735,877)
Net income (loss)	967,142	2,424	969,566	(15,817)	(40)	(15,857)	(148,247)	(372)	(148,619)	803,078	2,012	805,090
Partners' capital (deficit) at Mar. 31, 2021	$ (1,845,669)	$ (81,526)	$ (1,927,195)	$ (1,400,070)	$ (54,399)	$ (1,454,469)	$ (3,406,517)	$ (142,606)	$ (3,549,123)	$ (6,652,256)	$ (278,531)	$ (6,930,787)